Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Non-Financial Assets
Schedule of Non-financial assets

In € thousand	12/31/2021	12/31/2020
Advance payments	8,113	153
Total non-current non-financial assets	8,113	153
Value added tax claims	12,602	3,420
Prepaid expenses	9,924	1,284
Miscellaneous other current non-financial assets	468	1,070
Total current non-financial assets	22,994	5,774
Total non-financial assets	31,107	5,927